Financial instruments - Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 469	$ 948
Financial assets, fair value	469	948
Financial liabilities	890	812
Financial liabilities, fair value	890	812
Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	580	600
Financial liabilities, fair value	580	600
Long-Term Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	300	200
Financial liabilities, fair value	300	200
Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	24
Financial assets, fair value	24
Financial liabilities	10	12
Financial liabilities, fair value	10	12
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10	12
Financial liabilities at fair value through profit or loss, category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Financial liabilities at fair value through profit or loss, category | Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	24
Financial liabilities	10	12
Financial Liabilities, Other, Category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	880	800
Financial Liabilities, Other, Category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	580	600
Financial Liabilities, Other, Category | Long-Term Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	300	200
Cash And Short Term Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	202	641
Financial assets, fair value	202	641
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	244	292
Financial assets, fair value	244	292
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	2
Financial assets, fair value	0	2
Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets		13
Financial assets, fair value		13
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	445	933
Financial liabilities	0	0
Financial assets at amortised cost, category | Cash And Short Term Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	202	641
Financial assets at amortised cost, category | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	244	292
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	24	15
Financial assets at fair value through profit or loss, category | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	2
Financial assets at fair value through profit or loss, category | Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 13